Annual Total Returns - Franklin International Growth Fund [BarChart] - Franklin Global Trust 3 - FGT3-23 - Franklin International Growth Fund - Class A	Dec. 01, 2020
Bar Chart Table:
Annual Return 2010	13.25%
Annual Return 2011	(11.99%)
Annual Return 2012	22.52%
Annual Return 2013	11.38%
Annual Return 2014	(4.81%)
Annual Return 2015	0.11%
Annual Return 2016	1.20%
Annual Return 2017	36.80%
Annual Return 2018	(14.51%)
Annual Return 2019	36.91%